Segments	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segments
4.           Segments
The chief operating decision maker (“CODM”) reviews the Group's ongoing underwriting operations across three operating segments: Specialty, Bespoke, and Reinsurance. In determining how to allocate resources and assess the performance of the Group's underwriting results, management considers many factors including the nature of the insurance product offered, the risks that are covered and the nature of the client.
The Specialty segment comprises a specialized portfolio of niche risks that includes Aviation and Aerospace, Energy, Marine, Property, Property Direct & Facultative (“D&F”) business and other specialty risks.
The Bespoke segment is highly specialized in nature providing customized risk solutions for clients, which includes Credit & Political Risk and other specific risk transfer opportunities.
The Reinsurance segment comprises a property catastrophe book, which includes Property Reinsurance, Retrocession and Whole Account reinsurance.
Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 13, Related Party Transactions) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
The following tables summarize the Group's segment disclosures:

	Three Months Ended September 30, 2024
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$398.4	$185.8	$157.7	$—	$741.9
Net premiums written	285.2	109.1	73.6	—	467.9
Net premiums earned	372.0	105.0	157.5	—	634.5
Losses and loss adjustment expenses	(182.3)	(19.4)	(36.1)	—	(237.8)
Policy acquisition expenses	(122.4)	(37.4)	(36.9)	(97.3)	(294.0)
General and administrative expenses	—	—	—	(22.7)	(22.7)
Underwriting income	67.3	48.2	84.5	(120.0)	80.0
Net investment income					52.1
Net realized and unrealized investment losses					(0.5)
Corporate and other expenses					—
Net foreign exchange losses					(4.8)
Financing costs					(8.9)
Income before income taxes					117.9
Income tax expense					(17.3)
Net income					$100.6

Losses and loss adjustment expenses incurred - current year	(168.3)	(30.5)	(49.1)		$(247.9)
Losses and loss adjustment expenses incurred - prior accident years	(14.0)	11.1	13.0		10.1
Losses and loss adjustment expenses incurred - total	$(182.3)	$(19.4)	$(36.1)		$(237.8)

Underwriting Ratios(1)
Loss ratio - current year	45.2%	29.1%	31.2%		39.1%
Loss ratio - prior accident years	3.8%	(10.6%)	(8.3%)		(1.6%)
Loss ratio - total	49.0%	18.5%	22.9%		37.5%
Policy acquisition expense ratio	32.9%	35.6%	23.4%		31.0%
Underwriting ratio	81.9%	54.1%	46.3%		68.5%
The Fidelis Partnership commissions ratio					15.3%
General and administrative expense ratio					3.6%
Combined ratio					87.4%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended September 30, 2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$326.9	$161.7	$104.0	$—	$592.6
Net premiums written	203.6	78.1	30.9	—	312.6
Net premiums earned	294.6	98.8	116.3	—	509.7
Losses and loss adjustment expenses	(138.3)	(43.2)	(10.2)	—	(191.7)
Policy acquisition expenses	(83.4)	(34.9)	(32.5)	(70.6)	(221.4)
General and administrative expenses	—	—	—	(21.8)	(21.8)
Underwriting income	72.9	20.7	73.6	(92.4)	74.8
Net investment income					33.1
Net realized and unrealized investment losses					(5.3)
Corporate and other expenses					(0.4)
Net foreign exchange gains					2.4
Financing costs					(9.0)
Income before income taxes					95.6
Income tax expense					(7.9)
Net income					$87.7

Losses and loss adjustment expenses incurred - current year	(141.0)	(55.5)	(38.5)		$(235.0)
Losses and loss adjustment expenses incurred - prior accident years	2.7	12.3	28.3		43.3
Losses and loss adjustment expenses incurred - total	$(138.3)	$(43.2)	$(10.2)		$(191.7)

Underwriting Ratios(1)
Loss ratio - current year	47.8%	56.1%	33.1%		46.1%
Loss ratio - prior accident years	(0.9%)	(12.4%)	(24.3%)		(8.5%)
Loss ratio - total	46.9%	43.7%	8.8%		37.6%
Policy acquisition expense ratio	28.3%	35.3%	27.9%		29.6%
Underwriting ratio	75.2%	79.0%	36.7%		67.2%
The Fidelis Partnership commissions ratio					13.9%
General and administrative expense ratio					4.3%
Combined ratio					85.4%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2024
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$2,188.9	$429.9	$830.6	$—	$3,449.4
Net premiums written	1,337.5	189.8	388.6	—	1,915.9
Net premiums earned	1,073.4	287.9	262.3	—	1,623.6
Losses and loss adjustment expenses	(545.9)	(75.7)	(21.2)	—	(642.8)
Policy acquisition expenses	(313.4)	(101.1)	(60.7)	(249.0)	(724.2)
General and administrative expenses	—	—	—	(70.7)	(70.7)
Underwriting income	214.1	111.1	180.4	(319.7)	185.9
Net investment income					139.1
Net realized and unrealized investment losses					(16.5)
Corporate and other expenses					(1.6)
Net foreign exchange losses					(4.9)
Financing costs					(26.1)
Income before income taxes					275.9
Income tax expense					(40.4)
Net income					$235.5

Losses and loss adjustment expenses incurred - current year	(580.4)	(137.9)	(70.2)		$(788.5)
Losses and loss adjustment expenses incurred - prior accident years	34.5	62.2	49.0		145.7
Losses and loss adjustment expenses incurred - total	$(545.9)	$(75.7)	$(21.2)		$(642.8)

Underwriting Ratios(1)
Loss ratio - current year	54.1%	47.9%	26.8%		48.6%
Loss ratio - prior accident years	(3.2%)	(21.6%)	(18.7%)		(9.0%)
Loss ratio - total	50.9%	26.3%	8.1%		39.6%
Policy acquisition expense ratio	29.2%	35.1%	23.1%		29.3%
Underwriting ratio	80.1%	61.4%	31.2%		68.9%
The Fidelis Partnership commissions ratio					15.3%
General & administrative expense ratio					4.4%
Combined ratio					88.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,818.3	$367.2	$609.6	$—	$2,795.1
Net premiums written	1,158.4	189.9	239.1	—	1,587.4
Net premiums earned	868.0	280.4	176.4	—	1,324.8
Losses and loss adjustment expenses	(416.4)	(72.5)	(20.7)	—	(509.6)
Policy acquisition expenses	(227.2)	(105.1)	(45.6)	(147.4)	(525.3)
General and administrative expenses	—	—	—	(57.0)	(57.0)
Underwriting income	224.4	102.8	110.1	(204.4)	232.9
Net investment income					80.8
Net realized and unrealized investment losses					(2.4)
Other income					0.2
Net gain on distribution of The Fidelis Partnership					1,639.1
Corporate and other expenses					(3.4)
Net foreign exchange gains					0.8
Financing costs					(26.6)
Income before income taxes					1,921.4
Income tax expense					(17.2)
Net income					$1,904.2

Losses and loss adjustment expenses incurred - current year	(383.7)	(101.1)	(72.6)		$(557.4)
Losses and loss adjustment expenses incurred - prior accident years	(32.7)	28.6	51.9		47.8
Losses and loss adjustment expenses incurred - total	$(416.4)	$(72.5)	$(20.7)		$(509.6)

Underwriting Ratios(1)
Loss ratio - current year	44.2%	36.1%	41.1%		42.1%
Loss ratio - prior accident years	3.8%	(10.2%)	(29.4%)		(3.6%)
Loss ratio - total	48.0%	25.9%	11.7%		38.5%
Policy acquisition expense ratio	26.2%	37.5%	25.9%		28.5%
Underwriting ratio	74.2%	63.4%	37.6%		67.0%
The Fidelis Partnership commissions ratio					11.1%
General & administrative expense ratio					4.3%
Combined ratio					82.4%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.